Description of Business and Segmented Disclosures - Schedule of Revenues by Product (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Reportable Segments [Line Items]
Refined Product	$ 2,278	$ 2,315	$ 4,115	$ 4,078
Market Optimization	571	462	1,423	931
Corporate and Eliminations	(102)	(239)	(243)	(433)
Revenues From Continuing Operations	5,603	5,832	10,607	10,442
Upstream [Member]
Disclosure Of Reportable Segments [Line Items]
Crude Oil	2,737	3,104	5,005	5,483
Natural Gas	52	70	167	175
NGLs	49	100	103	174
Other	$ 18	$ 20	$ 37	$ 34